Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2025
Earnings (Loss) Per Share [Abstract]
Earnings (loss) per share

23 Earnings (loss) per share

Basic: Earnings (loss) per share is calculated by dividing net income (loss) attributable to common shareholders by the weighted average number of common shares outstanding during the year, excluding common shares purchased and held as treasury shares (shares in thousands).

Diluted: Diluted earnings (loss) per share is calculated by dividing net income (loss) of the period attributable to common shareholders by the weighted average number of common shares outstanding during the year, adjusted for the effects of all potential common shares that are dilutive when applicable and adjusted for treasury shares held.

	2025	2024 (1)	2023 (1)
Net income (loss) attributable to Company shareholders	2,024,333	1,766,870	(198,869)
Weighted average - common shares outstanding	1,068,508,877	1,068,508,877	1,068,508,877

Basic and diluted earnings (loss) per share - (US$)	1.89	1.65	(0.19)

(1)	The weighted average number of common shares outstanding for 2024 and 2023 was retrospectively adjusted to reflect the 2025 share structure for comparability.